Prospectus Supplement                                              211921  2/04
dated February 27, 2004 to the retail prospectus of all open-end Putnam funds that offer class B shares:
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Effective February 27, 2004, the text accompanying the fifth arrow under the heading "Which class of shares is best for me? - Class B shares" is replaced with the following:

* Orders for class B shares of one or more funds that, when combined with existing balances in accounts eligible to be linked for purposes of determining the sales charge applicable to a purchase of class A shares under a right of accumulation, total at least $100,000 will be treated as orders for class A shares or refused.

Prospectus Supplement                                               212972 2/04
dated March 19, 2004 to:
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PUTNAM ASSET ALLOCATION FUNDS
  Putnam Asset Allocation:  Growth Portfolio
  Putnam Asset Allocation:  Balanced Portfolio
  Putnam Asset Allocation:  Conservative Portfolio

Prosectuses dated January 30, 2004

The third paragraph and table under the heading "Who manages the fund(s)?" are replaced with the following:

The following team members coordinate the team's management of each fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader          Since      Experience
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Jeffrey L. Knight         2002       1993 - Present       Putnam Management
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Portfolio members         Since      Experience
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Robert J. Kea             2002       1989 - Present       Putnam Management
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Bruce S. MacDonald        2004       1998 - Present       Putnam Management
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Robert J. Schoen          2002       1997 - Present       Putnam Management
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Prospectus Supplement                                              213166  2/04
dated March 30, 2004 to the prospectuses of all open-end Putnam funds that currently have 2% redemption fee disclosure:
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In the case of defined contribution plans administered by Putnam, the 2%
redemtion fee described under "Fees and Expenses," "How do I sell fund shares?" and "How do I exchange fund shares?" in the prospectus will be assessed on exchanges of shares purchased by exchange on or after May 3, 2004 that are held in a plan participant's account for 5 days or less.